Average Annual Total Returns - Mid Cap Strategic Growth Fund	None 1 Year	None 5 Years	None 10 Years	Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	34.23%	19.53%	13.22%	35.59%	18.66%	15.04%